Document and Entity Information	0 Months Ended
Oct. 17, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 17, 2014
Registrant Name	RBB FUND INC
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Oct. 17, 2014
Document Effective Date	Oct. 20, 2014
Prospectus Date	Oct. 20, 2014